Quarterly Holdings Report
for
Fidelity® Mid-Cap Stock K6 Fund
January 31, 2023
MCS-K6-NPRT3-0423
1.9893888.103
Common Stocks - 95.8%
	Shares	Value ($)
COMMUNICATION SERVICES - 2.8%
Entertainment - 1.5%
Endeavor Group Holdings, Inc. (a)(b)	206,190	4,624,842
Liberty Media Corp. Liberty Formula One Class A (a)	27,955	1,780,174
Warner Music Group Corp. Class A	107,726	3,926,613
		10,331,629
Media - 1.3%
Cable One, Inc.	3,626	2,864,105
Interpublic Group of Companies, Inc.	165,550	6,035,953
		8,900,058
TOTAL COMMUNICATION SERVICES		19,231,687
CONSUMER DISCRETIONARY - 11.3%
Auto Components - 1.1%
American Axle & Manufacturing Holdings, Inc. (a)	343,812	3,049,612
Aptiv PLC (a)	37,194	4,206,269
		7,255,881
Diversified Consumer Services - 0.9%
Duolingo, Inc. (a)(b)	19,331	1,845,917
H&R Block, Inc.	120,611	4,701,417
		6,547,334
Hotels, Restaurants & Leisure - 4.1%
ARAMARK Holdings Corp.	87,131	3,879,943
Caesars Entertainment, Inc. (a)	51,031	2,656,674
Churchill Downs, Inc.	25,548	6,338,459
Domino's Pizza, Inc.	10,865	3,835,345
Vail Resorts, Inc.	13,175	3,456,330
Wyndham Hotels & Resorts, Inc.	101,275	7,849,825
		28,016,576
Household Durables - 1.5%
D.R. Horton, Inc.	42,594	4,203,602
Mohawk Industries, Inc. (a)	19,568	2,349,334
NVR, Inc. (a)	728	3,836,560
		10,389,496
Internet & Direct Marketing Retail - 0.4%
Coupang, Inc. Class A (a)	161,060	2,720,303
Specialty Retail - 0.7%
Best Buy Co., Inc.	21,379	1,896,745
National Vision Holdings, Inc. (a)(b)	69,631	2,861,834
		4,758,579
Textiles, Apparel & Luxury Goods - 2.6%
Brunello Cucinelli SpA	98,455	8,161,446
PVH Corp.	61,130	5,495,587
Tapestry, Inc.	100,811	4,593,957
		18,250,990
TOTAL CONSUMER DISCRETIONARY		77,939,159
CONSUMER STAPLES - 3.7%
Beverages - 0.5%
Boston Beer Co., Inc. Class A (a)	9,011	3,501,765
Food & Staples Retailing - 1.5%
Grocery Outlet Holding Corp. (a)	93,430	2,839,338
Performance Food Group Co. (a)	123,736	7,587,492
		10,426,830
Food Products - 1.2%
Bunge Ltd.	33,027	3,272,976
Freshpet, Inc. (a)(b)	38,797	2,457,014
Nomad Foods Ltd. (a)	145,000	2,579,550
		8,309,540
Household Products - 0.3%
Reynolds Consumer Products, Inc.	59,839	1,781,407
Personal Products - 0.2%
Olaplex Holdings, Inc. (a)(b)	264,528	1,669,172
TOTAL CONSUMER STAPLES		25,688,714
ENERGY - 9.5%
Oil, Gas & Consumable Fuels - 9.5%
Canadian Natural Resources Ltd.	112,772	6,922,017
Cheniere Energy, Inc.	75,027	11,463,375
Energy Transfer LP	566,946	7,529,043
EQT Corp.	354,286	11,574,524
Golar LNG Ltd. (a)	145,937	3,420,763
Harbour Energy PLC	433,259	1,674,005
Hess Corp.	87,045	13,070,678
Imperial Oil Ltd.	131,343	7,178,432
Range Resources Corp.	107,952	2,700,959
		65,533,796
FINANCIALS - 17.7%
Banks - 6.5%
BOK Financial Corp.	63,642	6,396,021
Comerica, Inc.	70,999	5,204,937
First Horizon National Corp.	412,740	10,207,060
Huntington Bancshares, Inc.	379,219	5,752,752
M&T Bank Corp.	39,988	6,238,128
UMB Financial Corp.	44,948	4,053,860
Wintrust Financial Corp.	78,794	7,207,287
		45,060,045
Capital Markets - 2.4%
Cboe Global Markets, Inc.	16,370	2,011,546
Lazard Ltd. Class A	61,058	2,447,205
Northern Trust Corp.	28,700	2,783,039
Raymond James Financial, Inc.	32,214	3,632,773
Sixth Street Specialty Lending, Inc.	158,997	3,044,793
TPG, Inc. (b)	86,210	2,776,824
		16,696,180
Diversified Financial Services - 0.3%
Equitable Holdings, Inc.	59,282	1,901,174
Insurance - 7.6%
American Financial Group, Inc.	69,382	9,893,179
Arch Capital Group Ltd. (a)	193,933	12,479,589
Assurant, Inc.	18,422	2,442,573
Beazley PLC	333,507	2,734,241
First American Financial Corp.	91,909	5,686,410
Hartford Financial Services Group, Inc.	54,755	4,249,536
Hiscox Ltd.	232,287	3,220,287
RenaissanceRe Holdings Ltd.	39,349	7,700,206
The Travelers Companies, Inc.	21,129	4,038,174
		52,444,195
Thrifts & Mortgage Finance - 0.9%
Radian Group, Inc.	281,316	6,217,084
TOTAL FINANCIALS		122,318,678
HEALTH CARE - 6.5%
Biotechnology - 0.1%
Day One Biopharmaceuticals, Inc. (a)	37,555	817,572
Health Care Equipment & Supplies - 1.8%
Hologic, Inc. (a)	73,854	6,009,500
Masimo Corp. (a)	28,366	4,824,489
Tandem Diabetes Care, Inc. (a)	48,417	1,972,509
		12,806,498
Health Care Providers & Services - 3.7%
Centene Corp. (a)	83,627	6,375,722
Guardant Health, Inc. (a)	36,211	1,138,112
Henry Schein, Inc. (a)	35,923	3,094,766
LifeStance Health Group, Inc. (a)	126,512	667,983
Molina Healthcare, Inc. (a)	37,886	11,813,991
Oak Street Health, Inc. (a)	85,439	2,482,857
		25,573,431
Life Sciences Tools & Services - 0.2%
10X Genomics, Inc. (a)(b)	24,684	1,155,952
Pharmaceuticals - 0.7%
Recordati SpA	37,905	1,653,694
UCB SA	16,368	1,341,347
Viatris, Inc.	126,148	1,533,960
		4,529,001
TOTAL HEALTH CARE		44,882,454
INDUSTRIALS - 18.4%
Aerospace & Defense - 1.7%
BWX Technologies, Inc.	58,323	3,549,538
Huntington Ingalls Industries, Inc.	19,824	4,371,985
Woodward, Inc.	36,891	3,772,474
		11,693,997
Air Freight & Logistics - 0.4%
GXO Logistics, Inc. (a)	51,086	2,673,330
Building Products - 2.7%
Builders FirstSource, Inc. (a)	106,372	8,477,848
Fortune Brands Home & Security, Inc.	25,993	1,676,808
Johnson Controls International PLC	40,073	2,787,879
Owens Corning	58,264	5,631,216
		18,573,751
Commercial Services & Supplies - 0.8%
CoreCivic, Inc. (a)	170,021	1,809,023
GFL Environmental, Inc.	114,637	3,537,631
		5,346,654
Construction & Engineering - 1.4%
AECOM	113,752	9,927,137
Electrical Equipment - 2.7%
Acuity Brands, Inc.	28,867	5,442,007
Generac Holdings, Inc. (a)	21,427	2,584,096
Regal Rexnord Corp.	48,776	6,789,619
Sensata Technologies, Inc. PLC	80,191	4,077,712
		18,893,434
Machinery - 4.8%
Allison Transmission Holdings, Inc.	104,613	4,715,954
Chart Industries, Inc. (a)	20,800	2,786,784
Crane Holdings Co.	45,629	5,288,857
Donaldson Co., Inc.	102,942	6,418,434
Fortive Corp.	70,414	4,790,264
Oshkosh Corp.	54,349	5,477,292
PACCAR, Inc.	31,180	3,408,286
		32,885,871
Marine - 0.4%
Kirby Corp. (a)	38,200	2,703,796
Professional Services - 1.7%
Clarivate Analytics PLC (a)	55,996	622,676
Leidos Holdings, Inc.	37,137	3,670,621
Science Applications International Corp.	41,098	4,265,150
TransUnion Holding Co., Inc.	45,000	3,228,750
		11,787,197
Road & Rail - 1.4%
Knight-Swift Transportation Holdings, Inc. Class A	110,482	6,529,486
RXO, Inc. (a)	154,961	2,838,886
		9,368,372
Trading Companies & Distributors - 0.4%
Beacon Roofing Supply, Inc. (a)	54,150	3,080,052
TOTAL INDUSTRIALS		126,933,591
INFORMATION TECHNOLOGY - 7.0%
Communications Equipment - 0.3%
Lumentum Holdings, Inc. (a)	39,885	2,400,279
Electronic Equipment & Components - 1.0%
Fabrinet (a)	36,389	4,790,976
Keysight Technologies, Inc. (a)	12,147	2,178,564
		6,969,540
IT Services - 3.8%
Akamai Technologies, Inc. (a)	28,266	2,514,261
Amdocs Ltd.	29,457	2,707,982
Concentrix Corp.	21,296	3,019,986
Euronet Worldwide, Inc. (a)	28,556	3,217,690
MongoDB, Inc. Class A (a)	11,731	2,512,898
SS&C Technologies Holdings, Inc.	49,454	2,984,549
WNS Holdings Ltd. sponsored ADR (a)	106,124	8,991,887
		25,949,253
Semiconductors & Semiconductor Equipment - 0.4%
SiTime Corp. (a)	11,059	1,274,329
Skyworks Solutions, Inc.	14,739	1,616,426
		2,890,755
Software - 1.5%
Aspen Technology, Inc. (a)	13,702	2,723,273
Black Knight, Inc. (a)	48,209	2,920,983
Dynatrace, Inc. (a)	121,959	4,686,884
		10,331,140
TOTAL INFORMATION TECHNOLOGY		48,540,967
MATERIALS - 8.4%
Chemicals - 2.5%
Cabot Corp.	43,988	3,313,616
Celanese Corp. Class A	14,200	1,749,440
CF Industries Holdings, Inc.	42,531	3,602,376
LG Chemical Ltd.	5,406	3,047,441
Nutrien Ltd.	36,465	3,018,492
Westlake Corp.	22,676	2,783,479
		17,514,844
Containers & Packaging - 1.2%
Avery Dennison Corp.	12,457	2,359,854
O-I Glass, Inc. (a)	321,028	6,179,789
		8,539,643
Metals & Mining - 4.7%
Commercial Metals Co.	113,957	6,184,446
Franco-Nevada Corp.	27,968	4,102,450
Freeport-McMoRan, Inc.	100,215	4,471,593
Lundin Mining Corp.	437,932	3,314,400
Newcrest Mining Ltd.	100,493	1,596,745
Novagold Resources, Inc. (a)	320,074	2,020,684
Steel Dynamics, Inc.	86,529	10,438,859
		32,129,177
TOTAL MATERIALS		58,183,664
REAL ESTATE - 5.9%
Equity Real Estate Investment Trusts (REITs) - 5.3%
Cousins Properties, Inc.	98,219	2,693,165
Essex Property Trust, Inc.	7,700	1,740,739
Gaming & Leisure Properties	104,777	5,611,856
Healthcare Trust of America, Inc.	261,457	5,629,169
National Retail Properties, Inc.	108,246	5,125,448
Realty Income Corp.	66,020	4,478,137
Spirit Realty Capital, Inc.	92,154	4,043,718
VICI Properties, Inc.	163,068	5,573,664
Welltower, Inc.	20,626	1,547,775
		36,443,671
Real Estate Management & Development - 0.6%
Jones Lang LaSalle, Inc. (a)	23,233	4,295,085
TOTAL REAL ESTATE		40,738,756
UTILITIES - 4.6%
Electric Utilities - 2.7%
Alliant Energy Corp.	93,709	5,063,097
FirstEnergy Corp.	83,284	3,410,480
IDACORP, Inc.	41,367	4,377,042
OGE Energy Corp.	159,751	6,281,409
		19,132,028
Gas Utilities - 0.6%
Atmos Energy Corp.	35,585	4,182,661
Independent Power and Renewable Electricity Producers - 0.9%
The AES Corp.	114,657	3,142,748
Vistra Corp.	127,867	2,948,613
		6,091,361
Multi-Utilities - 0.4%
NiSource, Inc.	99,463	2,760,098
TOTAL UTILITIES		32,166,148
TOTAL COMMON STOCKS (Cost $572,192,742)		662,157,614

Convertible Preferred Stocks - 0.3%
	Shares	Value ($)
CONSUMER STAPLES - 0.1%
Food Products - 0.1%
Bowery Farming, Inc. Series C1 (a)(c)(d)	19,457	395,172
HEALTH CARE - 0.1%
Biotechnology - 0.1%
National Resilience, Inc. Series B (a)(c)(d)	15,539	943,683
INDUSTRIALS - 0.1%
Construction & Engineering - 0.1%
Beta Technologies, Inc. Series B, 6.00% (c)(d)	11,901	933,514
TOTAL CONVERTIBLE PREFERRED STOCKS (Cost $2,612,360)		2,272,369

Money Market Funds - 6.6%
	Shares	Value ($)
Fidelity Cash Central Fund 4.38% (e)	33,046,189	33,052,798
Fidelity Securities Lending Cash Central Fund 4.38% (e)(f)	12,422,303	12,423,546
TOTAL MONEY MARKET FUNDS (Cost $45,476,344)		45,476,344

TOTAL INVESTMENT IN SECURITIES - 102.7% (Cost $620,281,446)	709,906,327
NET OTHER ASSETS (LIABILITIES) - (2.7)%	(18,361,405)
NET ASSETS - 100.0%	691,544,922

Legend

(a)	Non-income producing
(b)	Security or a portion of the security is on loan at period end.
(c)
Restricted securities (including private placements) - Investment in securities not registered under the Securities Act of 1933 (excluding 144A issues).  At the end of the period, the value of restricted securities (excluding 144A issues) amounted to $2,272,369 or 0.3% of net assets.

(d)	Level 3 security
(e)
Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(f)	Investment made with cash collateral received from securities on loan.

Additional information on each restricted holding is as follows:
Security	Acquisition Date	Acquisition Cost ($)
Beta Technologies, Inc. Series B, 6.00%	4/04/22	1,227,826

Bowery Farming, Inc. Series C1	5/18/21	1,172,271

National Resilience, Inc. Series B	12/01/20	212,263

Affiliated Central Funds

Fiscal year to date information regarding the Fund's investments in Fidelity Central Funds, including the ownership percentage, is presented below.

Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)	% ownership, end of period
Fidelity Cash Central Fund 4.38%	21,371,002	138,116,752	126,434,956	633,426	-	-	33,052,798	0.1%
Fidelity Securities Lending Cash Central Fund 4.38%	15,217,524	106,093,865	108,887,843	51,845	-	-	12,423,546	0.0%
Total	36,588,526	244,210,617	235,322,799	685,271	-	-	45,476,344

Amounts in the dividend income column in the above table include any capital gain distributions from underlying funds.

Amount for Fidelity Securities Lending Cash Central Fund represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities.

Investment Valuation
Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Securities transactions are accounted for as of trade date. The Board of Trustees (the Board) has designated the Fund's investment adviser as the valuation designee responsible for the fair valuation function and performing fair value determinations as needed. The investment adviser has established a Fair Value Committee (the Committee) to carry out the day-to-day fair valuation responsibilities and has adopted policies and procedures to govern the fair valuation process and the activities of the Committee. In accordance with these fair valuation policies and procedures, which have been approved by the Board, the Fund attempts to obtain prices from one or more third party pricing services or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with the policies and procedures. Factors used in determining fair value vary by investment type and may include market or investment specific events, transaction data, estimated cash flows, and market observations of comparable investments. The frequency that the fair valuation procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee manages the Fund's fair valuation practices and maintains the fair valuation policies and procedures. The Fund's investment adviser reports to the Board information regarding the fair valuation process and related material matters.

The inputs to valuation techniques used to value investments are categorized into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - Unadjusted quoted prices in active markets for identical investments
Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value investments by major category are as follows:
Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing service on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For any foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Investments in any open-end mutual funds are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.
The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

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